GOODWILL - Changes in the carrying amount (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Goodwill [Line Items]
Balance at beginning of year	$ 20,539	$ 1,598
Goodwill upon acquisition		19,697
Translation adjustment	(1,600)	(756)
Balance at the end of year	$ 18,939	$ 20,539